November 13, 1998




Dear Fellow Shareholder,

     As we begin our 11th year of operations, we are pleased to provide you with our Funds' 1998 Annual Report.

     Municipal bond funds caught the attention of many investors seeking a "safe haven" and added portfolio diversification from a volatile stock market.

     A moderately expanding U.S. economy with consistent price and unit labor costs coupled with economic turmoil in Asia have contributed to declining interest rates in 1998. Given these conditions and expectations, the primary investment strategy of the First Hawaii Municipal Bond Fund's investment manager was to purchase high quality long term Hawaii municipal bonds. The primary investment strategy of the First Hawaii Intermediate Municipal Fund's investment manager was to purchase high quality four to eight year Hawaii municipal bonds. The decline of interest rates, paired with the strategy of purchasing high quality municipal bonds was the primary factor producing the past year's performance results.

     If you have any questions about this Annual Report or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

     Thank you for your business as well as the many referrals. We look forward to providing you with the same high levels of performance and service that you have come to expect.

     On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.


Warmest Aloha,



Terrence K.H. Lee
President

First Pacific Securities,  Inc.,
Distributor/Member SIPC Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Fund's yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund are series of First Pacific Mutual Fund, Inc.







              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statements of assets and liabilities of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund (each a series of shares of First Pacific Mutual Fund, Inc.) including the schedules of investments, as of September 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund as of September 30, 1998, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.





                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 6, 1998


THE  FOLLOWING  DATA  SUPPORTS THE  COMPARATIVE  GRAPH  PRESENTED IN THE ANNUAL
REPORT.

First Hawaii Municapal Bond Fund

               FIRST HAWAII   LEHMAN
               MUNICAPAL      MUNICAPAL
               BOND FUND      BOND INDEX
Year End
11/23/88       10,000         10,000
09/30/89       10,815         10,717
09/30/90       11,233         11,426
09/30/91       12,593         12,848
09/30/92       13,873         14,015
09/30/93       15,414         15,707
09/30/94       15,078         15,442
09/30/95       16,348         17,170
09/30/96       17,267         18,314
09/30/97       18,491         19,968
09/30/98       19,651         21,707

The graph above compares the increase in value of a $10,000 investment in the First Hawaii Municipal Bond Fund with the performance of the Leman Muni Bond
Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques persued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past perfomance is not indicative of future results.

First Hawaii Intermediate Municipal Fund

               FIRST HAWAII        LEHMAN
               INTERMEDIATE         MUNI
               MUNICIPAL FUND    BOND INDEX
Year End
07/07/94       10,000              10,000
09/30/94       10,072              10,070
09/30/95       10,864              11,197
09/30/96       11,293              11,943
09/30/97       11,877              13,021
09/30/98       12,481              14,155

The graph above compares the increase in value of a $10,000 investment in the First Hawaii Intermediate Municipal Fund with the performance of the Leman Muni
Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques persued by the investment manager that materially affected the performance of the Fund. The
Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past perfomance is not indicative of future results.






FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
                       HAWAII MUNICIPAL BONDS (87.40%)
            Hawaii County
              General Obligation Bonds (2.64%)
$1,150,000      7.050%,6/01/01                                       $1,223,313
  100,000       6.800%,12/01/01                                        101,247
  200,000       7.200%,6/01/05                                         213,250
1,030,000       7.200%,6/01/06                                       1,098,238
  300,000       5.600%, 5/01/11                                        333,750
                                                                     2,969,798

            Hawaii State
              General Obligation Bonds (4.15%)
  100,000       7.200%,9/01/06                                         107,375
  150,000       7.000%,6/01/07                                         158,063
  135,000       6.000%,10/01/08                                        153,563
  330,000       7.125%,9/01/09                                         353,925
  125,000       7.000%,6/01/10                                         131,719
  100,000       7.125%,9/01/10                                         107,250
  200,000       6.000%,11/01/10                                        230,250
  500,000       6.250%,1/01/13                                         561,250
1,000,000       4.750%,4/01/18                                         991,250
  300,000       6.250%,1/01/14                                         336,750
  250,000       5.000%,10/01/16                                        254,375
  250,000       5.000%,10/01/17                                        253,750
1,000,000       4.750%11/01/13                                       1,018,750
                                                                     4,658,270

              Airport Systems Revenue Bonds (6.83%)
  400,000       5.125%, 7/01/00                                        408,500
  150,000       5.800%,7/01/01                                         157,875
  345,000       6.300%,7/01/01                                         366,131
  200,000       7.000%,7/01/07                                         218,250
  175,000       7.000%,7/01/10                                         191,844
  385,000       6.900%,7/01/12                                         465,850
  500,000       7.000%,7/01/18                                         542,500
1,150,000       7.000%,7/01/20                                       1,534,750
2,460,000       7.500%,7/01/20                                       2,653,725
1,045,000       6.750%,7/01/21                                       1,139,250
                                                                     7,678,675








------------------------------------------------------------------------------
See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
            Department of Budget & Finance Special Purpose Revenue Bonds
              (Hawaiian Electric Company, Inc.) (5.67%)
$2,725,000      7.625%, 12/01/18                                     $2,878,281
  620,000       7.600%,7/01/20                                         664,950
  365,000       6.550%, 12/01/22                                       404,694
  625,000       6.200%,5/01/26                                         685,938
  600,000       5.875%, 12/01/26                                       651,000
1,000,000       5.650%,10/01/27                                      1,088,750
                                                                     6,373,613

              (Kapiolani Hospital) (7.38%)
  400,000       6.300%,7/01/08                                         436,000
3,120,000       7.600%,7/01/10                                       3,486,600
1,650,000       6.400%,7/01/13                                       1,796,438
  600,000       6.200%,7/01/16                                         658,500
  985,000       6.000%,7/01/19                                       1,052,719
  430,000       7.650%,7/01/19                                         486,656
  340,000       6.250%,7/01/21                                         374,000
                                                                     8,290,913

              (Kaiser Permanente Center) (4.46%)
  850,000       6.500%,3/01/11                                         906,312
3,875,000       6.250%,3/01/21                                       4,097,812
                                                                     5,004,124

              (Queen's Medical Center Program) (4.90%)
  300,000       5.200%,7/01/04                                         316,500
  250,000       6.125% 7/01/11                                         274,375
1,020,000       6.000%,7/01/20                                       1,109,250
  600,000       6.200%,7/01/22                                         660,000
2,735,000       5.750%,7/01/26                                       2,892,262
  250,000       5.000%,7/01/28                                         252,500
                                                                     5,504,887

              (St. Francis Medical Center) (2.70%)
2,765,000       6.500%,7/01/22                                       3,038,044

              (Wahiawa General Hospital) (2.96%)
3,035,000       7.500%,7/01/12                                       3,323,325

              (Wilcox Hospital) (1.50%)
  700,000       5.250%,7/01/13                                         711,375
  845,000       5.350%,7/01/18                                         857,675
  115,000       5.500%,7/01/28                                         117,731
                                                                     1,686,781


------------------------------------------------------------------------------
See accompanying notes to financial statements

FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
            Department of Transportation
              Special Facilities Revenue Bonds (2.60%)
$2,760,000      5.750%,3/01/13                                       $2,918,700

            Harbor Capital Improvements Revenue Bonds,
              Series 1989 (4.03%)
  400,000       5.650%,7/01/02                                         422,500
  205,000       6.200%,7/01/03                                         222,938
  310,000       6.300%,7/01/04                                         340,225
  200,000       6.200%,7/01/08                                         215,750
  225,000       7.250%,7/01/10                                         241,594
  250,000       6.250%,7/01/15                                         276,250
  810,000       7.000%,7/01/17                                         866,700
  800,000       6.500%,7/01/19                                         879,000
1,000,000       5.500%,7/01/27                                       1,058,750
                                                                     4,523,707

            Highway Revenue Bonds, Series 1993 (2.27%)
  200,000       5.000%,7/01/09                                         205,750
  150,000       5.000%,7/01/11                                         153,000
1,000,000       5.600%,7/01/14                                       1,077,500
1,000,000       5.000%,7/01/16                                       1,113,750
                                                                     2,550,000

            Housing Authority Single Family
              Mortgage Purpose Revenue Bonds (7.11%)
  145,000       6.300%,7/01/99                                         147,298
  405,000       7.000%,7/01/11                                         434,363
  100,000       5.700%,7/01/13                                         104,375
  555,000       6.900%,7/01/16                                         596,625
1,000,000       5.450%,7/01/17                                       1,035,000
  310,000       6.750%,7/01/20                                         327,825
  540,000       7.100%,7/01/24                                         579,150
2,235,000       5.900%,7/01/27                                       2,324,400
2,250,000       5.900%,7/01/27                                       2,365,312
  105,000       7.800%,7/01/29                                          72,393
                                                                     7,986,741


------------------------------------------------------------------------------
See accompanying notes to financial statements
------------------------------------------------------------------------------


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
            Housing Authority Multi-Family
              Mortgage Purpose Revenue Bonds (4.21%)
$   180,000     4.500%,1/01/99                                       $ 180,275
  200,000       4.800%,1/01/01                                         203,000
  205,000       4.800%,7/01/01                                         209,612
  210,000       4.900%,1/01/02                                         214,463
  215,000       4.900%,7/01/02                                         221,450
1,000,000       5.700%,7/01/18                                       1,036,250
2,500,000       6.100%,7/01/30                                       2,659,375
                                                                     4,724,425

            Public Housing Authority Bonds (.40%)
  185,000       5.750%,8/01/00                                         190,075
  250,000       5.750%,8/01/04                                         256,526
                                                                       446,601

            University Faculty Housing (2.87%)
   90,000       4.350%,10/01/00                                         91,125
  330,000       4.450%,10/01/01                                        336,188
  345,000       4.550%,10/01/02                                        353,625
  800,000       5.650%,10/01/16                                        850,000
1,500,000       5.700%,10/01/25                                      1,591,875
                                                                     3,222,813

            University of Hawaii - Revenue Bonds (.56%)
  100,000       5.450%,10/01/06                                        106,500
  500,000       5.700%,10/01/17                                        528,125
                                                                       634,625

            Honolulu City & County
              Board of Water Supply (1.39%)
  200,000       5.000%,7/01/04                                         209,500
  500,000       5.800%,7/01/16                                         539,375
  750,000       5.800%,7/01/21                                         810,938
                                                                     1,559,813

              General Obligation Bonds (7.81%)
  100,000       7.300%,7/01/03                                         114,625
  375,000       6.700%,8/01/05                                         407,811
  200,000       7.350%,7/01/06                                         242,750
  300,000       6.900%,12/01/06                                        322,875
  180,000       7.250%,2/01/07                                         190,575
  200,000       7.100%,6/01/07                                         212,750
  100,000       7.250%,2/01/08                                         105,750
  820,000       6.700%,8/01/08                                         891,750
  380,000       7.100%,10/01/08                                        385,700
1,000,000       7.300%,2/01/09                                       1,058,750

------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
              General Obligation Bonds (7.81%) - (Continued)
$   985,000     6.700%,8/01/09                                       $1,071,187
  880,000       7.100%,10/01/09                                        893,200
  250,000       7.300%,2/01/10                                         264,687
  200,000       6.000%,6/01/10                                         222,250
  525,000       6.700%,8/01/10                                         570,937
  250,000       7.150%,6/01/11                                         265,937
  725,000       6.700%,8/01/11                                         788,438
  460,000       6.100%,6/01/12                                         513,475
  240,000       5.500%,9/01/16                                         255,300
                                                                     8,778,747

              Halawa Business Park (.87%)
  170,000       6.300%,10/15/00                                        177,438
  370,000       6.500%,10/15/02                                        400,525
  365,000       6.600%,10/15/03                                        401,500
                                                                       979,463

              Housing Authority Multi-Family
                Mortgage Purpose Revenue Bonds (1.48%)
  320,000       6.800%,7/01/28                                         357,600
1,200,000       6.900%,6/20/35                                       1,306,500
                                                                     1,664,100

            Kauai County
              General Obligation Bonds (2.74%)
  300,000       5.100%,2/01/01                                         309,000
  410,000       5.850%,8/01/07                                         461,762
1,280,000       5.850%,8/01/07                                       1,441,600
  250,000       5.900%,2/01/10                                         272,812
  250,000       5.900%,2/01/11                                         271,562
  295,000       5.900%,2/01/12                                         320,075
                                                                     3,076,811

            Housing Authority Paanau Project (1.67%)
1,900,000       7.250% 4/01/12                                       1,871,500



------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
            Maui County
              General Obligation Bonds (3.19%)
$   740,000     8.000%,1/01/01                                       $ 807,525
  250,000       6.800%,12/01/05                                        268,438
  175,000       6.800%,12/01/08                                        187,906
  250,000       5.700%,1/01/09                                         262,812
  735,000       5.750%,1/01/12                                         773,588
  235,000       5.750%,6/01/13                                         254,975
  500,000       5.300%,9/01/14                                         524,375
  500,000       5.000%,9/01/17                                         507,500
                                                                     3,587,119

              Water System Revenue (1.01%)
  355,000       5.850%,12/01/00                                        370,975
  300,000       6.500%,12/01/06                                        327,000
  400,000       6.600%,12/01/07                                        437,000
                                                                     1,134,975
                   Total Hawaii Municipal Bonds                      98,188,570


                     PUERTO RICO MUNICIPAL BONDS (8.77%)
            Puerto Rico Commonwealth
              Electric Power Authority Revenue Bonds (1.21%)
  120,000       7.000%,7/01/07                                         125,099
  100,000       7.125%,7/01/14                                         104,377
  100,000       7.125%,7/01/14                                         104,377
  110,000       7.125%,7/01/14                                         114,774
   55,000       7.125%,7/01/14                                          57,387
  300,000       6.250%,7/01/17                                         331,125
  500,000       5.500%,7/01/25                                         520,000
                                                                     1,357,139

              General Obligation Bonds (1.99%)
  250,000       6.250%,7/01/10                                         270,313
  100,000       6.250%,7/01/10                                         108,875
  250,000       7.250%,7/01/10                                         270,000
  750,000       6.450%,7/01/17                                         862,500
  100,000       7.300%,7/01/20                                         108,125
  300,000       6.500%,7/01/23                                         345,750
  250,000       5.750%,7/01/24                                         268,438
                                                                     2,234,001



------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
              Highway & Transportation Authority (.99%)
$   225,000     6.750%,7/01/05                                       $ 241,313
  200,000       7.750%,7/01/10                                         218,000
  630,000       6.000%,7/01/20                                         655,988
                                                                     1,115,301

              Housing Finance Corp.
                Multi-Family Mortgage Revenue Bonds (.52%)
  175,000       7.500%,10/01/15                                        183,094
  380,000       7.500%,4/01/22                                         397,575
                                                                       580,669

                Single-Family Mortgage Revenue Bonds (.42%)
   90,000       7.650%,10/15/22                                         95,063
  355,000       6.250%,4/01/29                                         382,069
                                                                       477,132

              Industrial, Medical & Environmental Pollution Control
                (Abbott Laboratories) (.24%)
  270,000       6.500%,7/01/09                                         272,084

                (Baxter Travenol Laboratories) (.28%)
  300,000       8.000%,9/01/12                                         309,897

                (Hospital Auxilio Mutual Obligation) (1.29%)
  440,000       6.250%,7/01/24                                         490,050
  900,000       5.500%,7/01/26                                         959,625
                                                                     1,449,675

                (Pila Hospital Project) (.45%)
  455,000       6.250%,8/01/32                                         499,931

                (Upjohn Co. Project) (.76%)
  825,000       7.500%,12/01/23                                        854,947

              Public Building Authority
                Health Facilities & Services (.62%)
  665,000       5.750%,7/01/15                                         699,081
                Total Puerto Rico Municipal Bonds                    9,849,857


------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                       Value
Par Value                                                            (Note 1)
                    VIRGIN ISLANDS MUNICIPAL BONDS (.41%)
            Virgin Islands
              Port Authority Airport Revenue Bonds (.30%)
$   325,000     8.100%,10/01/05                                      $ 337,080

              Public Finance Authority, Series A (.11%)
  100,000       7.300%,10/01/18                                        129,000
                Total Virgin Islands Municipal Bonds                   466,080
                Total Investments (Cost $101,650,585) (a)96.58%
108,504,507
                Other Assets Less Liabilities             3.42%      3,841,215
                Net Assets                              100.00%   $112,345,722

            (a) Aggregate cost for federal income tax purposes is $101,650,585.

            At September 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

              Gross unrealized appreciation                         $6,853,922
              Gross unrealized depreciation                               -
              Net unrealized appreciation                           $6,853,922


------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 1998
------------------------------------------------------------------------------

                                                                        Value
Par Value                                                             (Note 1)
                       HAWAII MUNICIPAL BONDS (92.53%)
            Hawaii County
              General Obligation Bonds (4.51%)
$  65,000       6.350%,5/15/01                                        $ 65,142
100,000         6.800%,12/01/01                                        101,247
100,000         6.500%,5/15/06                                         100,237
                                                                       266,626

            Hawaii State
              General Obligation Bonds (1.77%)
100,000         5.500%,7/01/01                                         104,375

              Airport Systems Revenue Bonds (16.83%)
105,000         6.400%,7/01/02                                         113,006
600,000         5.125%,7/01/00                                         612,750
250,000         5.700%,7/01/07                                         269,375
                                                                       995,131

              Department of Budget and Finance
                Special Purpose Revenue Bonds
                (Kapiolani Hospital) (5.32%)
200,000         5.500%,7/01/05                                         213,500
 90,000         7.650%,7/01/19                                         100,688
                                                                       314,188

                (Queen's Medical Center Program) (3.57%)
200,000         5.200%,7/01/04                                         211,000

                (St. Francis Medical Center) (3.62%)
200,000         6.000%,7/01/02                                         214,000

                (Wilcox Hospital) (4.32%)
250,000         4.800% 7/01/04                                         255,313

            Harbor Capital Improvements Revenue Bonds,
              Series 1989 (3.60%)
100,000         5.650%,7/01/02                                         105,625
100,000         5.850%,7/01/02                                         106,875
                                                                       212,500

            Highway & Transportation Authority (4.92%)
275,000         5.000%,7/01/06                                         290,812




------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                        Value
Par Value                                                             (Note 1)
              Housing Authority
                Single Family Mortgage Purpose Revenue Bonds (8.66%)
$200,000        6.300%,7/01/99                                        $203,170
300,000         4.800%,7/01/07                                         309,000
                                                                       512,170

                Public Housing Authority Bonds (3.48%)
200,000         5.750%,8/01/00                                         205,486

                University Faculty Housing (3.94%)
230,000         4.350%,10/01/00                                        232,875

              University of Hawaii (3.24%)
                University Revenue Bonds
180,000         5.450%,10/01/06                                        191,700

            Honolulu City & County
              Board of Water Supply (3.54%)
200,000         5.000%,7/01/04                                         209,500

              General Obligation Bonds (1.77%)
100,000         5.000%,10/01/02                                        104,375

              Halawa Business Park (3.53%)
200,000         6.300%,10/15/00                                        208,750

            Kauai County
              General Obligation Bonds (3.48%)
100,000         4.400%,8/01/03                                         102,375
100,000         4.550%,8/01/05                                         103,375
                                                                       205,750

            Maui County
              General Obligation Bonds (8.73%)
190,000         8.000%,1/01/01                                         207,337
300,000         4.650%,3/01/07                                         309,000
                                                                       516,337

              Water System Revenue (3.70%)
100,000         6.600%,12/01/07                                        109,250
100,000         6.700%,12/01/11                                        109,625
                                                                       218,875
                   Total Hawaii Municipal Bonds                       5,469,763


------------------------------------------------------------------------------
See accompanying notes to financial statements
------------------------------------------------------------------------------

FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

                                                                        Value
Par Value                                                             (Note 1)
                     PUERTO RICO MUNICIPAL BONDS (4.18%)
            Puerto Rico Commonwealth
              Electric Power Authority Revenue Bonds (1.59%)
$  90,000       7.125%,7/01/14                                        $ 93,939

              General Obligation Bonds (1.59%)
 90,000         7.750%,7/01/17                                          94,347

              Housing Finance Corp.
                Single Family Mortgage Revenue Bonds (1.00%)
 55,000         6.150%,8/01/03                                          58,919
                  Total Puerto Rico Municipal Bonds                    247,205
                  Total Investments (Cost $5,527,125) (a)96.71%      5,716,968
                Other Assets less Liabilities             3.29%        194,479
                Net Assets                              100.00%
$5,911,447

            (a) Aggregate cost for federal income tax purposes is $5,527,125.

             At September 30, 1998, unrealized  appreciation  (depreciation)of securities for federal income tax purposes is as follows:

                Gross unrealized appreciation                         $190,205
                Gross unrealized depreciation                             (362)
                  Net unrealized appreciation                         $189,843




------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1998
------------------------------------------------------------------------------

                                                      Municipal   Intermediate
                                                      Bond        Municipal
                                                      Fund            Fund
ASSETS
   Investments at market value
     (Identified cost $101,650,585 and $5,527,125,
      respectively) (Note 1 (A))                   $108,504,507     $5,716,968
   Cash                                               2,308,340        109,777
   Interest receivable                                1,714,015         83,975
   Subscriptions receivable                              30,259            546
   Other assets                                            -             4,026
       Total assets                                 112,557,121      5,915,292


LIABILITIES
   Distributions payable                                120,476             39
   Redemptions payable                                   27,268           -
   Advisory fee payable                                  45,666          1,117
   Shareholder servicing fee payable                      9,131           -
   Accrued expenses                                       8,858          2,689
       Total liabilities                                211,399          3,845

NET ASSETS
   (Applicable to 10,007,268 and 1,141,128 shares
    outstanding,$.01 par value, 20,000,000 shares
    authorized)
                                                   $112,345,722     $5,911,447


NET ASSET VALUE OFFERING AND REPURCHASE
   PRICE PER SHARE

  ($112,345,722/10,007,268 shares)                       $11.23
                                                         ======
  ($5,911,447/1,141,128 shares)                                          $5.18
                                                                         =====


NET ASSETS
   At September 30, 1998, net assets consisted of:
     Paid-in capital                                  $105,722,973  $5,715,578
     Accumulated net realized gain/(loss)
     on investments                                       (231,173)      6,026
     Net unrealized appreciation                         6,853,922     189,843
                                                      $112,345,722  $5,911,447


------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 1998
------------------------------------------------------------------------------

                                                      Municipal    Intermediate
                                                        Bond         Municipal
                                                        Fund           Fund
                                                      ----------     ---------

   Interest income                                     $6,326,555     $291,830

   Expenses
     Management fee (Note 2)                            545,987        29,058
     Distribution costs (Note 2)                        130,005         1,904
     Transfer agent fees (Note 2)                        58,996        14,400
     Shareholder services (Note 2)                      109,198         1,844
     Accounting fees (Note 2)                            44,486        21,500
     Legal and audit fees                                13,414         4,352
     Printing                                            10,337           636
     Miscellaneous                                       23,439         7,527
     Custodian fees                                      18,577         3,000
     Insurance                                            6,827         1,163
     Registration fees                                    6,632         1,164
     Director's fees                                      1,700          -
     Total expenses                                     969,598        86,548
     Fee reductions (Note 4)                            (41,420)       (7,434)
     Expenses reimbursed or waived (Note 2)                 -         (36,841)
     Net expenses                                       928,178        42,273
       Net investment income                           5,398,377      249,557

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net realized gain (loss) from security transactions  (21,415)        7,143
   Change in unrealized appreciation of investments    1,310,803       30,165
       Net gain on investments                         1,289,388       37,308

Net increase in net assets resulting
   from operations                                     $6,687,765     $286,865


------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND


STATEMENT OF CHANGES IN NET ASSETS

Years ended September 30, 1998 and 1997
------------------------------------------------------------------------------

                                                          1998          1997
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                            $5,398,377    $3,168,224
     Net realized gain (loss) on investments             (21,415)       19,725
     Increase in unrealized appreciation
     of investments                                    1,310,803     3,769,988
                                                       ---------     ---------

Net increase in net assets resulting from operations   6,687,765     6,957,937

   Distributions to shareholders from:
     Net investment income
       ($0.55 and $0.54 per share, respectively)     (5,398,377)    (3,168,224)

   Capital share transactions (a)
     Increase in net assets resulting from
     capital share transactions                       4,676,094     48,425,600
                                                      ---------     ----------

         Total increase in net assets                 5,965,482     52,215,313

NET ASSETS
   Beginning of period                                106,380,240   54,164,927
                                                      -----------   ----------
   End of period                                     $112,345,722  $106,380,240
                                                      ===========   ===========


(a) Summary of capital share activity follows:

                                          1998                           1997
                                          ----                           ----
                                   Shares          Value        Shares           Value
                                   ------          -----        ------           -----
Shares sold .................    1,871,699   $ 20,798,408     1,385,844     $15,233,619
Shares issued on acquisition
of Fund (Note 5) ............         --             --       4,250,805      44,450,011
Shares issued on reinvestment
  of distributions ..........      335,571      3,742,788       204,944       2,251,292
                                 2,207,270     24,541,196     5,841,593      61,934,922
Shares redeemed .............   (1,786,284)   (19,865,102)   (1,228,255)
  Net increase ..............      420,986   $  4,676,094     4,613,338     $48,425,600




------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS

Years ended September 30, 1998 and 1997
------------------------------------------------------------------------------

                                                           1998           1997
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                             $249,557      $ 269,623
     Net realized gain on investments                     7,143          4,272
     Increase in unrealized appreciation of investments  30,165         56,068
Net increase in net assets resulting from operations    286,865        329,963

   Distributions to shareholders from
     Net investment income
       ($.22 and $.22 per share, respectively)         (249,557)      (269,623)
     Capital gains
       ($.01 and $.01 per share, respectively)           (5,389)       (15,406)

   Capital share transactions (a)
     Decrease in net assets resulting from capital
     share transactions                                (522,264)      (267,381)
       Total decrease in net assets                    (490,345)      (222,447)

NET ASSETS
   Beginning of period                                 6,401,792     6,624,239
   End of period                                      $5,911,447    $6,401,792


(a) Summary of capital share activity follows:

                              1998                             1997
                              ----                             ----
Shares .........                     Value       Shares         Value
                  ----------   -----------   ----------   -----------
Shares sold ....     282,264   $ 1,451,895      281,929   $ 1,445,252
Shares issued on
reinvestment of
distributions ..      43,202       222,275       47,134       241,769
                  ----------   -----------   ----------   -----------
                     325,466     1,674,170      329,063     1,687,021
Shares redeemed     (426,663)   (2,196,434)    (380,936)   (1,954,402)
                  ----------   -----------   ----------   -----------
Net decrease ...    (101,197   $  (522,264)     (51,873)  $  (267,381)
                  ==========   ===========   ==========   ===========





-----------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

                                                                                      Years Ended September 30,

                                                            1998              1997           1996           1995             1994
                                                      -----------       -----------     ----------     ----------       ----------

Net asset value
   Beginning of period .............................      $11.10            $10.89         $10.84         $10.62           $11.48

Income from investment operations
   Net investment income ...........................         .55               .54            .55            .55              .55
   Net gain (loss) on securities
  (both realized and unrealized) ...................         .13               .21            .05            .31             (.80)
    Total from investment operations ...............         .68               .75            .60            .86             (.25)

Less distributions
   Dividends from net investment income ............        (.55)             (.54)          (.55)          (.55)            (.55)
   Distributions from capital gains ................          --                --             --           (.09)            (.06)
      Total distributions ..........................        (.55)             (.54)          (.55)          (.64)            (.61)
   End of period ...................................      $11.23            $11.10         $10.89         $10.84           $10.62

Total return .......................................        6.28%             7.09%          5.62%          8.42%           (2.18)%



Ratios/Supplemental Data
   Net assets, end of period (in 000's) ............    $112,346          $106,380        $54,165        $51,131          $52,230
   Ratio of expenses to average net assets
    Before expense reimbursements ..................         .89%              .98%           .98%          1.00%             .97%
    After expense reimbursements ...................         .89%(a)           .98%(a)        .98%(a)        .97%(a)          .95%
Ratio of net investment income to average net assets
    Before expense reimbursements ..................        4.90%             4.99%          5.03%          5.19%            4.99%
    After expense reimbursements ...................        4.90%             4.99%          5.03%          5.22%            5.01%

Portfolio turnover .................................         .35%             3.21%         15.16%         17.08%           40.22%


(a)Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .85%, .94%, .95% and .95% for the years ended September 30, 1998, 1997, 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.

See accompanying notes to financial statements




FIRST HAWAII INTERMEDIATE MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)



                                                                                                                     Period
                                                                     Years Ended September 30,                  July 5, 1994* To
                                                                                                                  September 30,
                                                            1998           1997         1996         1995             1994
                                                        -----------    -----------   ----------   ----------       ----------
Net asset value
  Beginning of period ..............................       $5.15          $5.12        $5.14        $4.99            $5.00
Income from investment operations
  Net investment income ............................         .22            .22          .22          .23              .05
  Net gain (loss) on securities
 (both realized and unrealized) ....................         .04            .04         (.02)         .15             (.01)
   Total from investment operations ................         .26            .26          .20          .38              .04
Less distributions
  Dividends from net investment income .............        (.22)          (.22)        (.22)        (.23)            (.05)
  Distributions from capital gains .................        (.01)          (.01)          --           --               --
   Total distributions .............................        (.23)          (.23)        (.22)        (.23)            (.05)
  End of period ....................................       $5.18          $5.15        $5.12        $5.14            $4.99

Total return .......................................        5.08%          5.17%        3.95%        7.86%             .72%
Ratios/Supplemental Data
  Net assets, end of period (in 000's) .............      $5,911         $6,402       $6,624       $4,760           $2,447
  Ratio of expenses to average net assets
   Before expense reimbursements ...................        1.49%          1.43%        1.50%        1.90%            4.48% (a)
   After expense reimbursements ....................         .85% (b)       .86% (b)      .84% (b)     .66% (b)          0% (a)
  Ratio of net investment income to average net assets
   Before expense reimbursements ...................        3.53%          3.67%        3.66%        3.39%             .12% (a)
   After expense reimbursements ....................        4.17%          4.24%        4.32%        4.63%            4.60% (a)
Portfolio turnover .................................       14.57%         17.36%       17.76%       10.04%               0%
* Commencement of operations

(a)  Annualized
(b) Ratios of expenses to average net assets after the reduction of custodian fees under a custodian arrangement were .73%, .75%, .75% and .64% for the years ended September 30, 1998, 1997, 1996 and 1995, respectively. Prior to 1995, such reductions were reflected in the expense ratios.


See accompanying notes to financial statements


FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1998
------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    First Hawaii Municipal Bond Fund and First Hawaii Intermediate Municipal Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

    The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

    The Funds are subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

    Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

    In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

    (A) SECURITY VALUATION
        Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

    (B) FEDERAL INCOME TAXES
        It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 1998, the First Hawaii Municipal Fund had an unused capital loss carryforward of approximately $239,800 of which $210,800 expires in 2004 and $29,000 expires in 2005.






------------------------------------------------------------------------------



FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1998
------------------------------------------------------------------------------

     (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    First Pacific Management Corporation ("FPMC") provides the Funds with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of each Fund's average daily net assets.

    The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPMC, received $130,005 for costs incurred in connection with the sale of First Hawaii Municipal Bond Fund's shares. FPS also received $1,904 for costs incurred with the sale of First Hawaii Intermediate Municipal Fund's shares (See Note 3).

    First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Funds. FPR also provides the Funds with certain clerical, book-keeping and shareholder services pursuant to a service agreement approved by the Funds' directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of First Hawaii Municipal Bond Fund's and First Hawaii Intermediate Municipal Fund's (through January 21, 1998) average daily net assets. Effective January 21, 1998, First Hawaii Intermediate Municipal Fund's fee for these services was discontinued.

    For the year ended September 30, 1998, FPMC and FPR voluntarily waived certain management, transfer agent, shareholder services, and accounting fees in the amount of $36,841 for First Hawaii Intermediate Municipal Fund. In addition, FPMC also has agreed to be voluntarily subject to an expense limit of .85% of average daily net assets for the First Hawaii Municipal Bond Fund for the two year period beginning August 1, 1997.

    Certain officers and directors of the Funds are also officers of FPMC, FPS and FPR.


(3) DISTRIBUTION COSTS

    The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

    The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.
------------------------------------------------------------------------------



IRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII MUNICIPAL BOND FUND
FIRST HAWAII INTERMEDIATE MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

(4) PURCHASES AND SALES/CUSTODY OF SECURITIES

    Purchases and sales of securities aggregated $11,359,032 and $7,855,015, respectively for the First Hawaii Municipal Bond Fund. Purchases and sales of securities for the First Hawaii Intermediate Municipal Fund aggregated $834,730 and $1,385,394, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the year ended September 30, 1998, such reductions amounted to $41,420 and $7,434 for the First Hawaii Municipal Bond Fund and the First Hawaii Intermediate Municipal Fund, respectively.


(5) ACQUISITION OF FUND

    On July 31, 1997, First Hawaii Municipal Bond Fund acquired all the assets of Leahi Tax-Free Income Trust, in exchange for 4,420,805 shares (valued at $47,353,850) of First Hawaii Municipal Bond Fund that were subsequently distributed to the shareholders of Leahi Tax-Free Income Trust. The exchange had no effect on the net asset value per share of First Hawaii Municipal Bond Fund. The net assets of Leahi Tax-Free Income Trust as of July 31, 1997 were $47,353,850 consisting of paid-in capital of $44,450,011 and net unrealized appreciation of investments of $2,903,839.






                              INVESTMENT MANAGER
                     First Pacific Management Corporation
                         2756 Woodlawn Drive, #6-201
                         Honolulu, Hawaii 96822-1856


                                 DISTRIBUTOR
                        First Pacific Securities, Inc.
                         2756 Woodlawn Drive, #6-201
                         Honolulu, Hawaii 96822-1856


                                  CUSTODIAN
                        Union Bank of California, N.A.
                        475 Sansome Street, 15th Floor
                       San Francisco, California 94111


                            LEGAL COUNSEL TO FUND
                         Drinker, Biddle & Reath, LLP
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania 19107-3496


                             INDEPENDENT AUDITORS
                             Tait, Weller & Baker
                        8 Penn Center Plaza, Suite 800
                    Philadelphia, Pennsylvania 19103-2108


                                TRANSFER AGENT
                      First Pacific Recordkeeping, Inc.
                         2756 Woodlawn Drive, #6-201
                         Honolulu, Hawaii 96822-1856



November 13, 1998




Dear Shareholder,

     We are pleased to provide you with the First Idaho Tax-Free Fund's 1998 Annual Report.

     Municipal bond funds caught the attention of many investors seeking a "safe haven" and added portfolio diversification from a volatile stock market.

     A moderately expanding U.S. economy with consistent price and unit labor costs coupled with economic turmoil in Asia have contributed to declining interest rates in 1998. Given these conditions and expectations, the primary investment strategy of the Fund's investment manager was to purchase good quality long term Idaho municipal bonds. The decline of interest rates, paired with the strategy of purchasing good quality municipal bonds was the primary factor producing the past year's performance results.

     If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call (808) 988-8088 or our local Boise office at (208) 331-7879.

     Thank you for your business as well as the many referrals. We look forward to providing you with the same high levels of performance and service that you have come to expect.

     On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Sincerely,



Terrence K.H. Lee
President


                                    First Pacific Securities, Inc.,
Distributor/Member SIPC
Before investing, read the prospectus carefully for complete information including all fees and expenses. Call (808) 988-8088 for a free prospectus. Fund's yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. First Idaho Tax-Free Fund is a series of First Pacific Mutual Fund, Inc. 2756 Woodlawn Drive, #6-201, Honolulu, HI 96822










              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



Board of Directors and Shareholders
First Pacific Mutual Fund, Inc.
Honolulu, Hawaii


We have audited the accompanying statement of assets and liabilities of First Idaho Tax-Free Fund (a series of shares of First Pacific Mutual Fund, Inc.), including the schedule of investments, as of September 30, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Idaho Tax-Free Fund as of September 30, 1998, the results of its operations for the year then ended and, the changes in its net assets and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.





                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 6, 1998



THE  FOLLOWING  DATA  SUPPORTS  THE  COMPARATIVE  GRAPH  PRESENTED IN THE ANNUAL
REPORT.


                FIRST IDAHO   LEHMAN MUNICIPAL
YEAR ENDED     TAX-FREE FUND   BOND FUND INDEX
----------     -------------   ---------------

 9/30/96            10,000        10,000
 9/30/96             9,927        10,100
 9/30/97            10,660        10,800
 9/30/98            11,437        11,741


The graph above compares the increase in value of a $10,000 investment in the First Idaho Tax-Free Fund with the performance of the Leman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques persued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past perfomance is not indicative of future results.



FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS

September 30, 1998
------------------------------------------------------------------------------

    Par                                                               Value
  Value                                                               (Note 1)
                           IDAHO MUNICIPAL BONDS (87.13%)
          Ada & Canyon Counties
            Joint School District (1.13%)
$10,000        5.500%, 7/30/12                                          $10,788
          Boise City
            Convention Center (2.72%)
25,000         6.250%, 12/01/09                                         25,844
            Independent School District (1.11%)
10,000         5.300%, 7/30/09                                          10,587
            Public Housing Authority (2.68%)
25,000         5.250%, 8/01/11                                          25,555
          Boise State University
            Revenue Bond (2.83%)
10,000         5.050%, 4/01/08                                          10,713
15,000         6.200%, 4/01/10                                          16,200
                                                                        26,913
          Boise-Kuna-Irrigation District
            Lucky Peak Hydroelectric (2.78%)
25,000         6.000%, 7/01/08                                          26,438
          Bonneville County
            General Obligation Bonds (1.10%)
10,000         5.200%, 8/01/12                                          10,488
          Cassia & Twin Falls County
            General Obligation Bonds (2.78%)
25,000         5.375%, 8/01/13                                          26,469
          Central Shoshone County
            Water District Revenue Bond (1.13%)
10,000         6.150%, 12/01/17                                         10,712
          Elmore County
            School District #193 (2.63%)
25,000         4.500%, 7/31/13                                          25,000
          Gooding County
            School District #232 Wendell (1.10%)
10,000         5.800%, 8/01/06                                          10,512
          Idaho Falls
            Idaho Electric Revenue Bonds (8.50%)
20,000         6.750%, 4/01/09                                          22,950
40,000         10.375%, 4/01/13                                         58,000
                                                                        80,950



------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

    Par                                                               Value
  Value                                                               (Note 1)
          Idaho Health Facilities Revenue Bonds
            (Bannock Regional Medical Center) (3.21%)
15,000         5.000%, 5/01/00                                         $15,244
10,000         7.600%, 5/01/05                                          10,224
 5,000         6.000%, 5/01/14                                           5,108
                                                                        30,576
            (Holy Cross Health Systems) (7.11%)
25,000         6.100%, 12/01/06                                         27,656
40,000         5.000%, 12/01/28                                         40,050
                                                                        67,706
            (Intermountain Health Care Inc.) (3.13%)
25,000         6.500%, 4/01/10                                          29,781
            (Magic Valley Regional Medical Center) (1.12%)
10,000         5.500%, 12/01/10                                         10,700
            (Mercy Medical Center) (2.84%)
25,000         7.400%, 10/01/05                                         27,063
            (Elks Rehabilitation Hospital) (4.21%)
40,000         5.300%, 7/15/18                                          40,050
          Idaho Housing Agency
            Single Family Mortgage - Series B (11.76%)
10,000         5.625%, 7/01/05                                          10,337
30,000         6.600%, 7/01/12                                          32,250
10,000         5.700%, 7/01/13                                          10,500
50,000         6.500%, 1/01/27                                          53,625
 5,000         7.850%, 1/01/21                                           5,219
                                                                       111,931
          Idaho State
            Board of Education (0.54%)
 5,000         7.100%, 10/01/17                                          5,150
            Water Reserve Board (5.18%)
45,000         7.250%, 12/01/21                                         49,331
            Student Loan Marketing Association - Series C (1.05%)
10,000         4.750%, 4/01/99                                          10,018
          Jerome
            Sewer Revenue (1.63%)
15,000         6.800%, 11/01/06                                         15,556
          Nampa Urban Renewal Agency (1.16%)
10,000         5.700%, 8/01/05                                          11,038
          Payette & Washington Counties
            School District #371 (2.16%)
20,000         6.300%, 10/01/03                                         20,609

------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST IDAHO TAX-FREE FUND

SCHEDULE OF INVESTMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

    Par                                                               Value
  Value                                                              (Note 1)
          Twin Falls County
            Solid Waste Disposal (2.12%)
20,000         4.500%, 9/01/99                                         $20,167
          University of Idaho
            University Commons Project (9.42%)
50,000         5.300%, 4/01/17                                          52,625
25,000         5.350%, 4/01/22                                          26,250
10,000         5.650%, 4/01/22                                          10,787
                                                                        89,662
               Total Idaho Municipal Bonds                             829,594


                     PUERTO RICO MUNICIPAL BONDS (7.09%)
          Puerto Rico Commonwealth
            General Obligation Bonds (1.13%)
10,000           5.750%, 7/01/17                                        10,787
            Housing Finance Corp.
               Multi-Family Mortgage Revenue Bonds (1.10%)
10,000           7.500%, 4/01/22                                        10,462
               Single Family Mortgage Revenue Bonds (1.69%)
15,000           6.150%, 8/01/03                                        16,069
            Industrial, Medical & Environmental Pollution Control
               Abbott Laboratories (3.17%)
30,000           6.500%, 7/01/09                                        30,232
               Total Puerto Rico Municipal Bonds                        67,550
               Total Investments (cost $865,368) (a)         94.22%    897,144
               Other Assets Less Liabilities                  5.78      55,023
               Net Assets                                   100.00%   $952,167

          (a)   Aggregate cost for federal income tax purposes is $865,368.

          At September 30, 1998, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
            Gross unrealized appreciation                              $32,079
            Gross unrealized depreciation                                 (303)
                                                                          ----
               Net unrealized appreciation                             $31,776
                                                                       =======








------------------------------------------------------------------------------
See accompanying notes to financial statements



FIRST IDAHO TAX-FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1998
------------------------------------------------------------------------------

ASSETS
   Investments at market value
     (Identified cost $865,368) (Note 1(A))                           $897,144
   Cash                                                                 38,946
   Interest receivable                                                  17,700
       Total assets                                                    953,790


LIABILITIES
   Distributions payable                                                 1,311
   Accrued expenses                                                        312
       Total liabilities                                                 1,623

NET ASSETS
   (Applicable to 89,779 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                    $952,167
                                                                      ========

NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
   Net asset value and repurchase price per share
     ($952,167/89,779 shares)                                           $10.61
   Offering price per share                                             ======
     (100/97.25 of $10.61)                                              $10.91
                                                                        ======
NET ASSETS
   At September 30, 1998, net assets consisted of:
     Paid-in capital                                                  $920,668
     Accumulated net realized loss on investments                         (277)
     Net unrealized appreciation of investments                         31,776
                                                                      $952,167

------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST IDAHO TAX-FREE FUND

STATEMENT OF OPERATIONS

For the period ended September 30, 1998
------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                     $41,417
   Expenses
     Management fee (Note 2)                                             4,108
     Transfer agent fees (Note 2)                                       14,400
     Accounting fees (Note 2)                                           21,500
     Legal and audit                                                     2,000
     Miscellaneous                                                       5,643
     Custodian fees                                                      3,000
     Insurance                                                             820
     Registration fees                                                      35
       Total expenses                                                   51,506
       Fee reductions (Note 4)                                          (8,643)
       Expenses reimbursed or waived (Note 2)                          (42,008)
       Net expenses                                                        855
         Net investment income                                          40,562

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss from security transactions                           (277)
   Increase in unrealized appreciation of investments                   19,179
         Net gain on investments                                        18,902

Net increase in net assets resulting from operations                   $59,464




------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST IDAHO TAX-FREE FUND

STATEMENT OF CHANGES IN NET ASSETS

Years ended September 30, 1997 and 1998
------------------------------------------------------------------------------

                                                            1998         1997
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                                $40,562      $17,504
     Net realized loss from security transactions            (277)         -
     Increase in unrealized appreciation of investments    19,179       12,456
                                                           ------       ------
 Net increase in net assets resulting from operations      59,464       29,960

   Distributions to shareholders from
     Net investment income
       ($.52 and $.49 per share, respectively)            (40,562)     (17,504)

   Capital share transactions (a)
     Increase in net assets resulting from capital
     share transactions                                   272,106      537,823
                                                          -------      -------
         Total increase in net assets                     291,008      550,279

   NET ASSETS
     Beginning of period                                  661,159      110,880
                                                          -------      -------
     End of period                                       $952,167     $661,159
                                                         ========     ========


(a)  Summary of capital share activity follows:
                                                1998                1997
                                                ------------------------

                                          Shares    Value      Shares    Value
                                          ------------------------------------
     Shares sold                          30,410   $317,797    59,375  $605,567
     Shares issued on acquisition
     of distributions                      2,560     26,831     1,197    12,290
                                           -----     ------     -----    ------
                                          32,970  344,628      60,572   617,857
     Shares redeemed                      (6,827)  (72,522)    (7,859) (80,034)
                                          ------   -------     ------  -------
     Net increase                         26,143   $272,106    52,713  $537,823
                                          ======   ========    ======  ========




------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST IDAHO TAX-FREE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)
------------------------------------------------------------------------------

                                                                                          Period
                                                                                       July 1, 1996*
                                                                                       To Year ended
                                                            Year ended September 30,    September 30,
                                                                 1998         1997         1996
                                                                -------------------------------------
Net asset value
   Beginning of period ................................       $10.39     $10.15              $10.00

Income from investment operations
   Net investment income ..............................          .52        .49                 .05
   Net unrealized gain on securities ..................          .22        .24                 .15
     Total from investment operations .................          .74        .73                 .20

Less distributions
   Dividends from net investment income ...............         (.52)      (.49)               (.05)
   End of period ......................................       $10.61     $10.39              $10.15

Total return ..........................................         7.29%      7.38%               2.05%

Ratios/Supplemental Data
   Net assets, end of period (in 000's) ..............          $952       $661                $111
   Ratio of expenses to average net assets
     Before expense reimbursements ....................         6.27%     12.74%             222.98%(a)
     After expense reimbursements .....................         1.16%(b)   1.59%(b)             .02%(a)
   Ratio of net investment income to average net assets
     Before expense reimbursements ....................        (1.23)%    (6.23%)          (219.93)%(a)
     After expense reimbursements .....................          4.93%     4.92%               3.03%(a)

Portfolio turnover ....................................          6.44%        0%                  0%

  * Commencement of operations

(a) Annualized

(b) Ratio of expenses to average net assets after the reduction of custodian fees under a custodian arrangement was .11% and .05% for the years ended September 30, 1998 and 1997, respectively. There were no custodian fee reductions in 1996.




------------------------------------------------------------------------------
See accompanying notes to financial statements


FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 1998
------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    First Idaho Tax-Free Fund is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

    The investment objective of the Fund is to provide investors with the maximum level of income exempt from federal and Idaho income taxes consistent with the preservation of capital. The Fund seeks to achieve its objective by investing primarily in municipal securities which pay interest that is exempt from federal and Idaho income taxes.

    The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

    Since the Fund invests primarily in obligations of issuers located in Idaho, the marketability and market value of these obligations may be affected by certain Idahoan constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various
    Idahoan issuers to meet their financial obligation. The Fund also has a concentration of securities from issuers located in Puerto Rico. Those issuers could be affected by similar developments within Puerto Rico.

    In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

    (A) SECURITY VALUATION
        Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

    (B) FEDERAL INCOME TAXES
        It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute its taxable income, if any, to its shareholders. Therefore, no federal income tax provision is required. At September 30, 1998, the Fund had a capital loss carryforward of approximately $300 which expires in 2006.

    (C) SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
        SHAREHOLDERS
        Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. Distributions to shareholders are declared daily and reinvested or paid in cash monthly. Premiums and discounts are amortized in accordance with income tax regulations.

------------------------------------------------------------------------------



FIRST IDAHO TAX-FREE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 1998
------------------------------------------------------------------------------

(2) INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    First Pacific Management Corporation ("FPMC") provides the Fund with management and administrative services pursuant to a management agreement. In accordance with the terms of the management agreement, FPMC receives compensation at the annual rate of .50% of the Fund's average daily net assets.

    The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPMC, may be reimbursed for costs incurred in connection with the sale of the Fund's shares (See Note 3). No reimbursements were received during the year ended September 30, 1998.

    First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPMC, serves as the transfer agent and accounting agent for the Fund. FPR also provides the Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors.

    For the year ended September 30, 1998, FPMC and FPR voluntarily waived certain management, transfer agent, and accounting fees in the amount of $42,008 for the Fund.

    Certain officers and directors of the Fund are also officers of FPMC, FPS and FPR.


(3) DISTRIBUTION COSTS

    The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

    The Plan provides that the Fund may incur certain costs, which may not exceed .50% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Fund.


(4) PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities aggregated $288,002 and $50,625, respectively. Under an agreement with the Custodian Bank, custodian fees are reduced by credits for cash balances. During the year ended September 30, 1998, such reductions amounted to $8,643.



------------------------------------------------------------------------------


                              INVESTMENT MANAGER
                     First Pacific Management Corporation
                         2756 Woodlawn Drive, #6-201
                         Honolulu, Hawaii 96822-1856


                                 DISTRIBUTOR
                        First Pacific Securities, Inc.
                         2756 Woodlawn Drive, #6-201
                         Honolulu, Hawaii 96822-1856


                                  CUSTODIAN
                        Union Bank of California, N.A.
                        475 Sansome Street, 15th Floor
                       San Francisco, California 94111


                            LEGAL COUNSEL TO FUND
                         Drinker, Biddle & Reath, LLP
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania 19107-3496


                             INDEPENDENT AUDITORS
                             Tait, Weller & Baker
                        8 Penn Center Plaza, Suite 800
                    Philadelphia, Pennsylvania 19103-2108


                                TRANSFER AGENT
                      First Pacific Recordkeeping, Inc.
                         2756 Woodlawn Drive, #6-201
                         Honolulu, Hawaii 96822-1856